SHAREHOLDERS' DEFICIENCY - Ordinary share capital (Details) $ in Thousands			1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 07, 2022	Jul. 15, 2021 shares	Apr. 30, 2020 shares	Dec. 31, 2019 shares	Jul. 31, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Apr. 30, 2016 shares	Jun. 30, 2022 shares	Dec. 31, 2021 Vote shares	Dec. 31, 2019 shares	Dec. 31, 2020 shares
SHAREHOLDERS' DEFICIENCY
Ordinary shares, authorized (in shares)								362,116,800	72,423,360		72,423,360
Ordinary shares, issued (in shares)								68,575,397	40,528,913		40,433,578
Ordinary shares, outstanding (in shares)								68,575,397	40,528,913		40,433,578
Stock split ratio	0.905292
Number of vote entitled to | Vote									1
Consideration for issuance of shares | $						$ 29,150
Number of shares issued		9,053	556,548	5,316,493		7,229,885		12,435,849
Number of warrants issued						3,614,960	67,897		3,880,777	6,789,694
HekaBio K.K. [Member]
SHAREHOLDERS' DEFICIENCY
Number of shares issued					1,302,132
Number of warrants issued					651,067
Ordinary shares
SHAREHOLDERS' DEFICIENCY
Ordinary shares, authorized (in shares)								362,116,800	72,423,360		72,423,360
Ordinary shares, issued (in shares)								68,575,397	40,528,913
Ordinary shares, outstanding (in shares)								68,575,397	40,528,913
Stock split ratio	0.905292
Ordinary shares | HekaBio K.K. [Member]
SHAREHOLDERS' DEFICIENCY
Consideration for issuance of shares | $					$ 5,250